Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Series B Preferred Stock	Common Stock	Capital Surplus	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss), net	Treasury Stock
Balance at Dec. 31, 2022	$ 1,978,967	$ 39	$ 151,819	$ 2,260,290	$ (403,931)	$ 2,448	$ (31,698)
Net loss	(84,217)				(84,217)
Common stock issued to directors	676		31	645
Common stock issued for 401(k) match	4,608		225	4,383
Stock-based compensation expense	5,922			5,922
Incentive Compensation Distributed	(2,036)		359	(359)			(2,036)
Common stock and Series B Preferred stock dividends declared	(15,713)				(15,713)
Common stock issued to pension plans	1,035		62	973
Common stock issued to ATAC Resources Ltd.	18,789		919	17,870
Common stock issued under ATM program	56,684		2,661	54,023
Other comprehensive income	3,389					3,389
Balance at Dec. 31, 2023	1,968,104	39	156,076	2,343,747	(503,861)	5,837	(33,734)
Net Income (Loss)	(84,217)				(84,217)
Stock-based compensation expense	5,922			5,922
Net loss	35,802				35,802
Stock Issued During Period Value Compensation To Interim CEO	283		12	271
Common stock issued to directors	796		38	758
Common stock issued for 401(k) match	4,763		235	4,528
Common Stock Issued for Warrant Exercises Value			372	(372)
Stock-based compensation expense	7,580			7,580
Incentive Compensation Distributed	5,391		984	5,604			(1,197)
Common stock and Series B Preferred stock dividends declared	(25,470)				(25,470)
Common stock issued under ATM program	58,368		2,335	56,033
Other comprehensive income	(16,103)				(16,103)	(16,103)
Balance at Dec. 31, 2024	2,039,514	39	160,052	2,418,149	(493,529)	(10,266)	(34,931)
Net Income (Loss)	35,802				35,802
Stock-based compensation expense	7,580			7,580
Net loss	28,872				28,872
Common stock issued for 401(k) match	1,219		57	1,162
Stock-based compensation expense	1,936			1,936
Common stock and Series B Preferred stock dividends declared	(2,511)				(2,511)
Other comprehensive income	2,434					2,434
Balance at Mar. 31, 2025	2,073,967	39	160,228	2,423,631	(467,168)	(7,832)	(34,931)
Net Income (Loss)	28,872				28,872
Stock-based compensation expense	1,936			1,936
Stock-based compensation distributed	2,503		119	2,384			0
Balance at Dec. 31, 2024	2,039,514	39	160,052	2,418,149	(493,529)	(10,266)	(34,931)
Net loss	321,712				321,712
Common stock issued to directors	1,034		41	993
Common stock issued for 401(k) match	5,052		198	4,854
Stock-based compensation expense	9,884			9,884
Incentive Compensation Distributed	1,618		406	2,097			(885)
Common stock and Series B Preferred stock dividends declared	(10,326)				(10,326)
Common stock issued under ATM program	216,225		8,990	207,235
Common stock issued upon conversion	1		2	(1)
Other comprehensive income	6,932				6,932	6,932
Balance at Dec. 31, 2025	2,591,646	39	169,689	2,643,211	(182,143)	(3,334)	(35,816)
Net Income (Loss)	321,712				321,712
Stock-based compensation expense	9,884			9,884
Net loss	(19,028)				(19,028)
Common stock issued for 401(k) match	1,313		16	1,297
Stock-based compensation expense	2,784			2,784
Common stock and Series B Preferred stock dividends declared	(2,648)				(2,648)
Other comprehensive income	(2,157)					(2,157)
Balance at Mar. 31, 2026	2,570,813	$ 39	169,779	2,647,282	(203,819)	$ (5,491)	(36,977)
Net Income (Loss)	(19,028)				$ (19,028)
Stock-based compensation expense	2,784			2,784
Stock-based compensation distributed	(1,161)		72	(72)			$ (1,161)
Common stock issued for warrant conversion	$ 64		$ 2	$ 62